5. EQUIPMENT (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
PropertyPlant and Equipment
Cost	$ 1,049,627	$ 1,468,182
Accumulated Depreciation	760,684	928,615
Net Book Value	288,943	539,567
OfficeEquipmentMember
PropertyPlant and Equipment
Cost	92,057	122,931
Accumulated Depreciation	64,123	90,900
Net Book Value	27,934	32,031
ComputerEquipmentMember
PropertyPlant and Equipment
Cost	459,426	523,893
Accumulated Depreciation	349,636	353,944
Net Book Value	109,790	169,949
FieldEquipmentMember
PropertyPlant and Equipment
Cost	251,604	540,422
Accumulated Depreciation	144,786	274,694
Net Book Value	106,818	265,728
BuildingMember
PropertyPlant and Equipment
Cost	246,540	280,936
Accumulated Depreciation	202,139	209,077
Net Book Value	$ 44,401	$ 71,859